Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Share Capital [Member]	Capital Reserve [Member]	Foreign Currency Translation Reserve [Member]	Retained Earnings [Member]	Total
Beginning balance at Dec. 31, 2019	$ 30,273	$ (1,140)	$ 89	$ 163,025	$ 192,247
Income (Loss) for the year				(240,580)	(240,580)
Foreign currency translation gain (loss)			23,662		23,662
Ending balance at Dec. 31, 2020	30,273	(1,140)	23,751	(77,555)	(24,671)
Income (Loss) for the year				(113,496)	(113,496)
Foreign currency translation gain (loss)			9,704		9,704
Ending balance at Dec. 31, 2021	$ 30,273	$ (1,140)	$ 33,455	$ (191,051)	$ (128,463)